Loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Beginning Balance	₽ 7,223,488
Beginning balance	7,138,342	₽ 8,518,423	₽ 5,419,673
Changes from financing cash flows
Acquisition of treasury shares	(329,642)	(1,096,357)
Bank and other loans received		7,765	4,616,478
Non-convertible bonds issued			4,000,000
Bank loan repaid	(485,789)	(400,672)	(5,397,895)
Bank loans and other borrowings origination fees paid		(43,615)	(56,668)
Dividends paid	(3,306,335)	(2,180,871)	(1,988,172)
Repayment of lease liabilities	(114,365)	(90,166)	(59,737)
Payments of put liability to non-controlling participants in subsidiary	(157,577)
Cash paid for noncontrolling interest		(155,177)
Contribution from non-controlling interest received			44
Total changes from financing cash flows	(4,393,708)	(3,959,093)	1,114,050
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	777,478	633,903	390,647
Interest paid	(756,488)	(505,976)	(366,179)
New leases, including modifications	73,565	45,260	10,754
Distributions to shareholders and non-controlling interest	3,240,164	2,157,622	1,903,646
Changes in put liability to non-controlling participants in subsidiary	97,668
Changes in payables related to transaction costs on bonds issue		39,012	(39,012)
Acquisition of loan with the subsidiary acquired		30,765
Acquisition of non-controlling interest		155,177
Contribution from non-controlling interest			(44)
Foreign exchange gain/loss	65,127	26,210	84,921
Foreign currency translation differences	26,640	(2,961)	(33)
Total other changes	3,524,154	2,579,012	1,984,700
Ending balance		7,138,342	8,518,423
Ending Balance	6,353,934	7,223,488
Bank and other loans and borrowings
Loans and borrowings
Beginning Balance	8,037,654
Beginning balance	8,037,654	8,276,426	5,129,055
Changes from financing cash flows
Bank and other loans received		7,765	4,616,478
Non-convertible bonds issued			4,000,000
Bank loan repaid	(485,789)	(400,672)	(5,397,895)
Bank loans and other borrowings origination fees paid		(43,615)	(56,668)
Total changes from financing cash flows	(485,789)	(436,522)	3,161,915
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	759,566	613,439	364,313
Interest paid	(739,088)	(485,512)	(339,845)
Changes in payables related to transaction costs on bonds issue		39,012	(39,012)
Acquisition of loan with the subsidiary acquired		30,765
Foreign exchange gain/loss		7
Foreign currency translation differences	(197)	39
Total other changes	20,281	197,750	(14,544)
Ending balance		8,037,654	8,276,426
Ending Balance	7,572,146	8,037,654
Lease liabilities [member]
Loans and borrowings
Beginning Balance	197,045
Beginning balance	197,045	241,997	290,618
Changes from financing cash flows
Repayment of lease liabilities	(114,365)	(90,166)	(59,737)
Total changes from financing cash flows	(114,365)	(90,166)	(59,737)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Interest accrued	17,912	20,464	26,334
Interest paid	(17,400)	(20,464)	(26,334)
New leases, including modifications	73,565	45,260	10,754
Foreign exchange gain/loss	757
Foreign currency translation differences	3,631	(46)	362
Total other changes	78,465	45,214	11,116
Ending balance		197,045	241,997
Ending Balance	161,145	197,045
Dividends payables to shareholders
Changes from financing cash flows
Dividends paid	(3,213,927)	(2,073,893)	(1,885,441)
Total changes from financing cash flows	(3,213,927)	(2,073,893)	(1,885,441)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest	3,149,557	2,047,690	1,800,520
Foreign exchange gain/loss	64,370	26,203	84,921
Total other changes	3,213,927	2,073,893	1,885,441
Ending Balance	0
Dividends payables to non-controlling interests
Changes from financing cash flows
Dividends paid			(102,731)
Contribution from non-controlling interest received			44
Total changes from financing cash flows			(102,687)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest			103,126
Contribution from non-controlling interest			(44)
Foreign currency translation differences			(395)
Total other changes			102,687
Put liability to non- controlling participants in subsidiary
Loans and borrowings
Beginning Balance	85,146
Changes from financing cash flows
Payments of put liability to non-controlling participants in subsidiary	(157,577)
Total changes from financing cash flows	(157,577)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Changes in put liability to non-controlling participants in subsidiary	97,668
Foreign currency translation differences	21,405
Total other changes	119,073
Ending Balance	46,642	85,146
Payables to/Receivables from non-controlling interests
Changes from financing cash flows
Dividends paid	(92,408)	(106,978)
Cash paid for noncontrolling interest		(155,177)
Total changes from financing cash flows	(92,408)	(262,155)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Distributions to shareholders and non-controlling interest	90,607	109,932
Acquisition of non-controlling interest		155,177
Foreign currency translation differences	1,801	(2,954)
Total other changes	92,408	262,155
Ending Balance	0
Treasury shares
Loans and borrowings
Beginning Balance	(1,096,357)
Changes from financing cash flows
Acquisition of treasury shares	(329,642)	(1,096,357)
Total changes from financing cash flows	(329,642)	(1,096,357)
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending Balance	₽ (1,425,999)	(1,096,357)
Previously Reported
Loans and borrowings
Beginning balance		8,518,423
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending balance			8,518,423
Previously Reported | Bank and other loans and borrowings
Loans and borrowings
Beginning balance		8,276,426
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending balance			8,276,426
Previously Reported | Lease liabilities [member]
Loans and borrowings
Beginning balance		₽ 241,997
Changes in liabilities arising from other changes not relating to financing cash flows [abstract]
Ending balance			₽ 241,997